Leases (table) (detail) $ in Thousands	Mar. 31, 2016 USD ($)
Operating Leases, Future Minimum Payments Due [Abstract]
2017	$ 43,392
2018	38,649
2019	33,746
2020	28,784
2021	22,379
2022-2030	28,918
Total	195,868
CapitalLeasesFutureMinimumPaymentsDueAbstract
2017	507
2018	507
2019	507
2020	507
2021	507
2022-2030	4,943
Total	7,478
Less interest	2,247
Present value of minimum lease payments	5,231
Amount due within one year	243
Long-term capital lease obligations	$ 4,988